Average Annual Total Returns{- Fidelity Series Emerging Markets Debt Local Currency Fund} - 12.31 Fidelity Series Emerging Markets Debt Funds Combo PRO-02 - Fidelity Series Emerging Markets Debt Local Currency Fund
	Fidelity Series Emerging Markets Debt Local Currency Fund Return Before Taxes Past 1 year	Fidelity Series Emerging Markets Debt Local Currency Fund Return Before Taxes Since Inception		Fidelity Series Emerging Markets Debt Local Currency Fund After Taxes on Distributions Past 1 year	Fidelity Series Emerging Markets Debt Local Currency Fund After Taxes on Distributions Since Inception		Fidelity Series Emerging Markets Debt Local Currency Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Emerging Markets Debt Local Currency Fund After Taxes on Distributions and Sales Since Inception		JP084 Past 1 year	JP084 Since Inception
Total	(8.56%)	(0.49%)	[1]	(10.28%)	(2.30%)	[1]	(5.05%)	(1.11%)	[1]	(8.75%)	(0.34%)	[1]

[1]	(a)From October 30, 2020